UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21292
                                                    -----------

                            Ned Davis Research Funds
                     --------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                               Rye, NY 10580-1422
                     --------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                               Rye, NY 10580-1422
                     --------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                         ------------------

                      Date of fiscal year end: December 31
                                              --------------

                    Date of reporting period: March 31, 2005
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


NED DAVIS RESEARCH ASSET ALLOCATION FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        -------

             COMMON STOCKS -- 63.9%
             AEROSPACE -- 1.8%
        100  Alliant Techsystems Inc.+ ........  $    7,145
        300  Armor Holdings Inc.+ .............      11,127
        100  General Dynamics Corp. ...........      10,705
        300  Northrop Grumman Corp. ...........      16,194
      1,300  Raytheon Co. .....................      50,310
        100  Rockwell Automation Inc. .........       5,664
        400  Rockwell Collins Inc. ............      19,036
        400  United Defense Industries Inc. ...      29,368
        100  United Technologies Corp. ........      10,166
                                                 ----------
                                                    159,715
                                                 ----------
             AUTOMOTIVE -- 0.1%
        100  PACCAR Inc. ......................       7,239
                                                 ----------
             BUILDING AND CONSTRUCTION -- 1.2%
        300  Florida Rock Industries Inc. .....      17,646
        800  Lafarge North America Inc. .......      46,760
        400  Martin Marietta Materials Inc. ...      22,368
        100  Meritage Homes Corp.+ ............       5,892
        200  Ryland Group Inc. ................      12,404
                                                 ----------
                                                    105,070
                                                 ----------
             BUSINESS SERVICES -- 1.0%
        200  Ecolab Inc. ......................       6,610
        300  Fisher Scientific International
              Inc.+ ...........................      17,076
        100  Jacobs Engineering Group Inc.+ ...       5,192
        600  Monster Worldwide Inc.+ ..........      16,830
        200  Omnicom Group Inc. ...............      17,704
        100  Pitney Bowes Inc. ................       4,512
        500  Robert Half International Inc. ...      13,480
        200  W.W. Grainger Inc. ...............      12,454
                                                 ----------
                                                     93,858
                                                 ----------
             COMMUNICATIONS EQUIPMENT -- 1.2%
        600  American Tower Corp., Cl. A+ .....      10,938
        500  Ericsson (L.M.) Telephone Co.,
              Cl. B, ADR+ .....................      14,100
        700  L-3 Communications Holdings Inc. .      49,714
        200  Lam Research Corp.+ ..............       5,772
        200  QLogic Corp.+ ....................       8,100
        400  QUALCOMM Inc. ....................      14,660
                                                 ----------
                                                    103,284
                                                 ----------
             COMPUTER HARDWARE -- 1.6%
        400  Dell Inc.+ .......................      15,368
        600  Hewlett-Packard Co. ..............      13,164
      1,600  Intel Corp. ......................      37,168
        600  International Business Machines
              Corp. ...........................      54,828
        600  Network Appliance Inc.+ ..........      16,596
                                                 ----------
                                                    137,124
                                                 ----------


                                                   MARKET
     SHARES                                        VALUE*
     ------                                        -------
             COMPUTER SOFTWARE AND SERVICES -- 2.3%
        600  Cisco Systems Inc.+ ..............  $   10,734
        400  EMC Corp.+ .......................       4,928
        600  Macromedia Inc.+ .................      20,100
        600  Mercury Interactive Corp.+ .......      28,428
      2,900  Microsoft Corp. ..................      70,093
        600  Oracle Corp.+ ....................       7,488
      1,900  Parametric Technology Corp.+ .....      10,621
      1,300  VeriSign Inc.+ ...................      37,310
        500  Yahoo! Inc.+ .....................      16,950
                                                 ----------
                                                    206,652
                                                 ----------
             CONSUMER PRODUCTS -- 3.7%
      1,000  Altria Group Inc. ................      65,390
        400  Church & Dwight Co. Inc. .........      14,188
        400  Clorox Co. .......................      25,196
        400  Colgate-Palmolive Co. ............      20,868
        300  Emerson Electric Co. .............      19,479
        300  Energizer Holdings Inc.+ .........      17,940
        600  Loews Corp. - Carolina Group .....      19,860
        100  NIKE Inc., Cl. B .................       8,331
      1,500  Procter & Gamble Co. .............      79,500
        200  Timberland Co., Cl. A+ ...........      14,186
        800  UST Inc. .........................      41,360
                                                 ----------
                                                    326,298
                                                 ----------
             DIVERSIFIED INDUSTRIAL -- 6.5%
      1,100  Ball Corp. .......................      45,628
        900  Bemis Co. Inc. ...................      28,008
        200  Danaher Corp. ....................      10,682
      6,000  General Electric Co. .............     216,360
        300  Kirby Corp.+ .....................      12,609
        600  Mettler-Toledo International Inc.+      28,500
      1,500  Olin Corp. .......................      33,450
        700  Owens-Illinois Inc.+ .............      17,598
        600  PPG Industries Inc. ..............      42,912
        200  Roper Industries Inc. ............      13,100
        200  Sealed Air Corp.+ ................      10,388
        300  Siemens AG, ADR ..................      23,718
      1,500  Sonoco Products Co. ..............      43,275
      1,400  Tyco International Ltd. ..........      47,320
                                                 ----------
                                                    573,548
                                                 ----------
             ENERGY AND UTILITIES -- 13.4%
        800  AGL Resources Inc. ...............      27,944
        900  Allegheny Energy Inc.+ ...........      18,594
        400  American Electric Power Co. Inc. .      13,624
        500  BASF AG, ADR .....................      35,275
      1,100  BG Group plc, ADR ................      43,340
      1,800  ChevronTexaco Corp. ..............     104,958
        900  CMS Energy Corp.+ ................      11,736
        500  CNOOC Ltd., ADR ..................      27,355
        800  ConocoPhillips ...................      86,272

NED DAVIS RESEARCH ASSET ALLOCATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        -------
             COMMON STOCKS (CONTINUED)
             ENERGY AND UTILITIES (CONTINUED)
        400  Constellation Energy Group .......  $   20,680
      1,000  Duke Energy Corp. ................      28,010
        300  Exelon Corp. .....................      13,767
      3,900  Exxon Mobil Corp. ................     232,440
        200  FirstEnergy Corp. ................       8,390
        200  FPL Group Inc. ...................       8,030
        200  Halliburton Co. ..................       8,650
        500  Headwaters Inc.+ .................      16,410
        700  Kinder Morgan Inc. ...............      52,990
        100  Murphy Oil Corp. .................       9,873
        200  New Jersey Resources Corp. .......       8,706
      1,200  NRG Energy Inc.+ .................      40,980
        200  PG&E Corp. .......................       6,820
        900  Plains Exploration & Production Co.+    31,410
        600  Premcor Inc. .....................      35,808
        100  Schlumberger Ltd. ................       7,048
      1,300  Sempra Energy ....................      51,792
        500  Sunoco Inc. ......................      51,760
        200  TXU Corp. ........................      15,926
      1,200  UGI Corp. ........................      54,504
        600  Valero Energy Corp. ..............      43,962
      1,600  Vectren Corp. ....................      42,624
      1,000  Williams Companies Inc. ..........      18,810
                                                 ----------
                                                  1,178,488
                                                 ----------
             ENTERTAINMENT -- 0.4%
      1,600  Time Warner Inc.+ ................      28,080
        200  Vivendi Universal SA, ADR+ .......       6,120
                                                 ----------
                                                     34,200
                                                 ----------
             EQUIPMENT AND SUPPLIES -- 0.5%
        500  American Power Conversion Corp. ..      13,055
        200  ATMI Inc.+ .......................       5,008
        200  Engineered Support Systems Inc. ..      10,704
        100  Fastenal Co. .....................       5,531
        300  Graco Inc. .......................      12,108
                                                 ----------
                                                     46,406
                                                 ----------
             EXCHANGE TRADED FUNDS -- 6.7%
      3,300  Health Care Select Sector SPDR ...      98,538
      1,900  iShares MSCI EAFE INDEX ..........     301,853
      1,600  Standard & Poor's Depository
              Receipts ........................     188,736
                                                 ----------
                                                    589,127
                                                 ----------
             FINANCIAL SERVICES -- 5.2%
        200  Allstate Corp. ...................      10,812
        200  American Express Co. .............      10,274
      1,400  American International Group Inc.       77,574
        700  Assurant Inc. ....................      23,590
        800  Bank of America Corp. ............      35,280
        100  Chicago Mercantile Exchange ......      19,403


                                                   MARKET
     SHARES                                        VALUE*
     ------                                        -------
        300  Chubb Corp. ......................  $   23,781
        200  CIGNA Corp. ......................      17,860
      3,000  Citigroup Inc. ...................     134,820
        200  CNA Financial Corp.+ .............       5,612
        100  Hartford Financial Services Group
              Inc. ............................       6,856
        200  JPMorgan Chase & Co. .............       6,920
        300  Lincoln National Corp. ...........      13,542
        400  Loews Corp. ......................      29,416
        200  MetLife Inc. .....................       7,820
        100  Nationwide Financial Services Inc.,
              Cl. A ...........................       3,590
        100  Principal Financial Group Inc. ...       3,849
        100  Progressive Corp. ................       9,176
        100  Prudential Financial Inc. ........       5,740
        100  Transatlantic Holdings Inc. ......       6,622
        100  W.R. Berkley Corp. ...............       4,960
                                                 ----------
                                                    457,497
                                                 ----------
             FOOD AND BEVERAGE -- 0.1%
        100  PepsiCo Inc. .....................       5,303
                                                 ----------
             HEALTH CARE -- 4.4%
        500  Aetna Inc. .......................      37,475
        100  AMERIGROUP Corp.+ ................       3,656
        200  Baxter International Inc. ........       6,796
        800  Caremark Rx Inc.+ ................      31,824
        500  Coventry Health Care Inc.+ .......      34,070
        600  Johnson & Johnson ................      40,296
        500  Magellan Health Services Inc.+ ...      17,025
        300  Medtronic Inc. ...................      15,285
      3,400  Pfizer Inc. ......................      89,318
        100  ResMed Inc.+ .....................       5,640
        200  St. Jude Medical Inc.+ ...........       7,200
        600  UnitedHealth Group Inc. ..........      57,228
        800  WebMD Corp.+ .....................       6,800
        300  WellPoint Inc.+ ..................      37,605
                                                 ----------
                                                    390,218
                                                 ----------
             HOTELS AND GAMING -- 0.4%
        100  Harrah's Entertainment Inc. ......       6,458
        100  Marriott International Inc.,
              Cl. A ...........................       6,686
        400  Penn National Gaming Inc.+ .......      11,752
        200  Wynn Resorts Ltd.+ ...............      13,548
                                                 ----------
                                                     38,444
                                                 ----------
             METALS AND MINING -- 0.5%
        700  Alcoa Inc. .......................      21,273
        100  Freeport-McMoRan Copper & Gold Inc.,
              Cl. B ...........................       3,961
        100  Phelps Dodge Corp. ...............      10,173
        100  Southern Peru Copper Corp. .......       5,546
        300  USEC Inc. ........................       4,884
                                                 ----------
                                                     45,837
                                                 ----------

NED DAVIS RESEARCH ASSET ALLOCATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        -------
             COMMON STOCKS (CONTINUED)
             PAPER AND FOREST PRODUCTS -- 0.3%
        600  Longview Fibre Co. ...............  $   11,256
        200  Temple-Inland Inc. ...............      14,510
                                                 ----------
                                                     25,766
                                                 ----------
             RETAIL -- 2.5%
        300  Abercrombie & Fitch Co., Cl. A ...      17,172
        400  Aeropostale Inc.+ ................      13,100
        700  American Eagle Outfitters Inc. ...      20,685
        100  Costco Wholesale Corp. ...........       4,418
        100  Federated Department Stores Inc. .       6,364
        800  Gap Inc. .........................      17,472
        700  J.C. Penney Co. Inc. .............      36,344
        200  Kohl's Corp.+ ....................      10,326
        200  Nordstrom Inc. ...................      11,076
        100  Reebok International Ltd. ........       4,430
        400  The Home Depot Inc. ..............      15,296
        800  Wal-Mart Stores Inc. .............      40,088
        300  Walgreen Co. .....................      13,326
        400  Warnaco Group Inc.+ ..............       9,616
                                                 ----------
                                                    219,713
                                                 ----------
             SPECIALTY CHEMICALS -- 3.9%
        100  Air Products and Chemicals Inc. ..       6,329
        600  Ashland Inc. .....................      40,482
        600  Cabot Corp. ......................      20,058
        200  Dionex Corp.+ ....................      10,900
      1,200  Dow Chemical Co. .................      59,820
      1,400  E.I. du Pont de Nemours and Co. ..      71,736
        400  Eastman Chemical Co. .............      23,600
        300  International Flavors & Fragrances
              Inc. ............................      11,850
        500  Lubrizol Corp. ...................      20,320
      1,300  Lyondell Chemical Co. ............      36,296
        400  Monsanto Co. .....................      25,800
        200  Praxair Inc. .....................       9,572
        100  Sigma-Aldrich Corp. ..............       6,125
                                                 ----------
                                                    342,888
                                                 ----------
             TRANSPORTATION -- 4.7%
        300  Alexander & Baldwin Inc. .........      12,360
        600  Arkansas Best Corp. ..............      22,668
      1,100  Burlington Northern Santa Fe Corp.      59,323
        500  C.H. Robinson Worldwide Inc. .....      25,765
        300  CSX Corp. ........................      12,495
        500  Expeditors International of
              Washington Inc. .................      26,775
        500  FedEx Corp. ......................      46,975
        200  Forward Air Corp. ................       8,516
        500  GATX Corp. .......................      16,595
        300  J.B. Hunt Transport Services Inc.       13,131
      1,200  Knight Transportation Inc. .......      29,604
      2,100  Laidlaw International Inc.+ ......      43,680
        300  Landstar System Inc.+ ............       9,825

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        -------
      1,500  Overnite Corp. ...................  $   47,985
        100  Overseas Shipholding Group Inc. ..       6,291
        900  Swift Transportation Co. Inc.+ ...      19,926
        200  Yellow Roadway Corp.+ ............      11,708
                                                 ----------
                                                    413,622
                                                 ----------
             WIRELESS COMMUNICATIONS -- 1.5%
        800  America Movil SA de CV, Cl. L, ADR      41,280
        300  NTT DoCoMo Inc., ADR .............       5,025
        400  Telephone and Data Systems Inc. ..      32,640
        700  United States Cellular Corp.+ ....      31,941
        700  Vodafone Group plc, ADR ..........      18,592
                                                 ----------
                                                    129,478
                                                 ----------
             TOTAL COMMON STOCKS ..............   5,629,775
                                                 ----------
     PRINCIPAL
      AMOUNT
     -------
             U.S. GOVERNMENT AGENCY OBLIGATIONS -- 2.2%
             FEDERAL AGENCY AND GOVERNMENT -- 2.2%
 $   55,000  FNMA,
              6.625%, 11/15/30 ................      66,156
    110,000  Tenn. Valley Authority, Ser. E,
              6.250%, 12/15/17 ................     123,228
                                                 ----------
             TOTAL U.S. GOVERNMENT
               AGENCY OBLIGATIONS .............     189,384
                                                 ----------
             U.S. GOVERNMENT OBLIGATIONS -- 33.9%
             U.S. TREASURY BILLS -- 22.8%
  2,015,000  U.S. Treasury Bills,
              2.360% to 2.370%++,
              04/14/05 to 04/21/05 (a) ........   2,012,366
                                                 ----------
             U.S. TREASURY BONDS -- 5.3%
    125,000   7.250%, 05/15/16 ................     153,325
    260,000   6.250%, 05/15/30 ................     312,467
                                                 ----------
                                                    465,792
                                                 ----------
             U.S. TREASURY NOTES -- 5.8%
    175,000   8.750%, 05/15/17 ................     240,523
    190,000   8.750%, 05/15/20 ................     270,238
                                                 ----------
                                                    510,761
                                                 ----------
             TOTAL U.S. GOVERNMENT OBLIGATIONS    2,988,919
                                                 ----------
             TOTAL INVESTMENTS -- 100.0%
              (Cost $8,684,947) ...............  $8,808,078
                                                 ----------
                                                 ----------

NED DAVIS RESEARCH ASSET ALLOCATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   UNREALIZED
    NUMBER OF                         EXPIRATION  APPRECIATION
    CONTRACTS                            DATE    (DEPRECIATION)
    ---------                         ---------- --------------


             FUTURES CONTRACTS -- SHORT POSITION -- 0.0%
          7  S & P 500 E-Mini Future  06/17/2005 $   (1,540)
                                                 ----------
                                                 ----------
             FUTURES CONTRACTS -- LONG POSITION -- 0.0%
          5  U.S. Treasury Bond       06/30/2005 $    5,938
                                                 ----------
                                                 ----------
------------------
              For Federal tax purposes:
              Aggregate cost ..................  $8,684,947
                                                 ----------
                                                 ----------
              Gross unrealized appreciation ...  $  258,954
              Gross unrealized depreciation ...    (135,823)
                                                 ----------
              Net unrealized appreciation
               (depreciation) .................  $  123,131
                                                 ----------
                                                 ----------
------------------

(a) At March 31, 2005, $162,000 principal was pledged as collateral for futures contracts.
+      Non-income producing security.
++     Represents annualized yield at date of purchase.
ADR  - American Depository Receipt.
SPDR - Standard & Poor's Depository Receipts.
* Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Ned Davis Research Funds
             ------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 25, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer & Principal Financial Officer


Date     May 25, 2005
    ----------------------------------------------------------------------------





* Print the name and title of each signing officer under his or her signature.